Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q3PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 7
Notes to Schedules of Investments 9

Templeton Funds
Schedule of Investments (unaudited), May 31, 2023
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 93.1%
China 6.6%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 5,842,970 $ 58,150,714
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 18,407,294
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 228,703 40,960,707
Prosus NV ..................... Broadline Retail 852,880 56,198,179
173,716,894
France 5.7%
Dassault Aviation SA .............. Aerospace & Defense 252,260 42,780,636
a
Faurecia SE .................... Automobile Components 3,109,869 64,503,382
Valeo ......................... Automobile Components 2,188,453 42,106,539
149,390,557
Germany 12.1%
Bayer AG ...................... Pharmaceuticals 1,072,957 59,870,904
Bayerische Motoren Werke AG ...... Automobiles 620,627 67,670,014
Continental AG .................. Automobile Components 777,879 51,911,849
a,b
Covestro AG, 144A, Reg S ......... Chemicals 870,065 33,593,711
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 896,999 38,391,049
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,777,393 66,158,203
317,595,730
Hong Kong 3.6%
AIA Group Ltd. .................. Insurance 5,430,543 52,204,229
Prudential plc, (GBP Traded) ........ Insurance 2,588,841 34,011,365
Prudential plc, (HKD Traded) ........ Insurance 589,500 8,043,613
94,259,207
India 2.2%
Housing Development Finance Corp.
Ltd. ......................... Financial Services 1,769,747 56,422,941
Ireland 1.7%
CRH plc ....................... Construction Materials 914,999 43,292,070
Japan 10.2%
Hitachi Ltd. ..................... Industrial Conglomerates 696,009 40,051,316
Honda Motor Co. Ltd. ............. Automobiles 2,033,895 57,865,623
Seria Co. Ltd. ................... Broadline Retail 1,029,807 16,733,873
Sony Group Corp. ................ Household Durables 315,984 29,628,848
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,214,093 36,803,004
Sumitomo Mitsui Financial Group, Inc. . Banks 1,369,363 55,563,066
Sundrug Co. Ltd. ................. Consumer Staples Distribution & Retail 1,095,872 31,168,006
267,813,736
Netherlands 9.9%
a
EXOR NV ...................... Financial Services 477,513 39,647,832
ING Groep NV .................. Banks 4,217,208 51,950,862
SBM Offshore NV ................ Energy Equipment & Services 3,949,134 53,684,113
Shell plc ....................... Oil, Gas & Consumable Fuels 4,181,677 114,948,320
260,231,127
Portugal 1.3%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,220,775 34,101,287
South Korea 9.2%
KB Financial Group, Inc. ........... Banks 1,428,246 51,686,379
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,646,851 142,507,274

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 1,744,881 $ 46,135,731
240,329,384
Spain 0.8%
a,c
Tecnicas Reunidas SA ............ Energy Equipment & Services 2,261,657 20,082,709
Switzerland 1.7%
c
Adecco Group AG ................ Professional Services 1,491,853 44,571,281
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,127,044 74,711,215
Thailand 1.3%
Kasikornbank PCL ............... Banks 9,025,777 33,673,972
United Kingdom 21.4%
AstraZeneca plc ................. Pharmaceuticals 293,868 42,795,176
Barratt Developments plc .......... Household Durables 6,752,272 39,010,223
BP plc ......................... Oil, Gas & Consumable Fuels 22,252,522 124,995,134
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 7,143,676 43,066,430
Imperial Brands plc ............... Tobacco 2,875,426 60,606,937
Lloyds Banking Group plc .......... Banks 101,127,790 55,709,317
Persimmon plc .................. Household Durables 2,838,357 42,480,899
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 32,632,675 58,289,182
a
S4 Capital plc ................... Media 12,586,320 18,862,525
Standard Chartered plc ............ Banks 9,428,705 74,293,140
560,108,963
United States 2.5%
a,c
DXC Technology Co. .............. IT Services 2,083,670 52,154,260
Freeport-McMoRan, Inc. ........... Metals & Mining 374,840 12,872,006
65,026,266
Total Common Stocks (Cost $2,316,841,723) ....................................
2,435,327,339
Short Term Investments 7.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 7.5%
Canada 5.4%
National Bank of Canada, 5.06%,
6/01/23 ...................... 10,000,000 10,000,000
Royal Bank of Canada, 5.05%, 6/01/23 103,300,000 103,300,000
Toronto-Dominion Bank (The), 5.05%,
6/01/23 ...................... 27,000,000 27,000,000
140,300,000
France 2.1%
Credit Agricole Corporate and
Investment Bank SA, 5.05%, 6/01/23 55,000,000 55,000,000
Total Time Deposits (Cost $195,300,000) .......................................
195,300,000

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 4.621% ......... 11,096,250 $ 11,096,250
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$11,096,250) ................................................................
11,096,250
a a a a a
Total Short Term Investments (Cost $206,396,250 ) ...............................
206,396,250
a a a
Total Investments (Cost $2,523,237,973) 101.0% ................................
$2,641,723,589
Other Assets, less Liabilities (1.0)% ...........................................
(27,270,651)
Net Assets 100.0% ...........................................................
$2,614,452,938
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the value of this security was
$33,593,711, representing 1.3% of net assets.
c
A portion or all of the security is on loan at May 31, 2023.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2023
Templeton International Climate Change Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 93.6%
Chile 1.0%
Antofagasta plc .................. Metals & Mining 1,891 $ 31,460
Denmark 3.9%
a
Vestas Wind Systems A/S .......... Electrical Equipment 4,446 126,602
France 13.5%
Cie de Saint-Gobain .............. Building Products 3,240 179,898
Valeo ......................... Automobile Components 6,018 115,788
Veolia Environnement SA .......... Multi-Utilities 4,711 139,058
434,744
Germany 13.5%
Bayerische Motoren Werke AG ...... Automobiles 1,260 137,384
E.ON SE ....................... Multi-Utilities 13,041 158,071
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 3,730 138,838
434,293
Hong Kong 1.0%
a
Cadeler A/S .................... Construction & Engineering 6,736 30,327
India 3.4%
Kaveri Seed Co. Ltd. .............. Food Products 8,009 48,649
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 116,361 61,029
109,678
Ireland 4.3%
Smurfit Kappa Group plc ........... Containers & Packaging 3,900 138,932
Italy 4.2%
Prysmian SpA ................... Electrical Equipment 3,635 135,173
Japan 7.9%
Honda Motor Co. Ltd. ............. Automobiles 4,665 132,722
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 3,942 119,495
252,217
Netherlands 5.6%
ING Groep NV .................. Banks 14,675 180,778
Norway 4.1%
Norsk Hydro ASA ................ Metals & Mining 21,961 132,871
Singapore 3.5%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,564 111,581
South Korea 2.5%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 145 78,606
Spain 2.9%
Red Electrica Corp. SA ............ Electric Utilities 1,789 30,332
a
Soltec Power Holdings SA .......... Electrical Equipment 14,289 63,230
93,562
Taiwan 4.6%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,498 147,688
United Kingdom 11.0%
AstraZeneca plc ................. Pharmaceuticals 303 44,125

Templeton Funds
Schedule of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
SSE plc ....................... Electric Utilities 6,932 $ 162,563
Standard Chartered plc ............ Banks 18,541 146,093
352,781
United States 6.7%
Schneider Electric SE ............. Electrical Equipment 626 108,277
b
Signify NV, 144A, Reg S ........... Electrical Equipment 4,207 107,337
215,614
Total Common Stocks (Cost $2,749,058) .......................................
3,006,907
Short Term Investments 11.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.9%
United States 11.9%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 4.621% ......... 383,771 383,771
Total Money Market Funds (Cost $383,771) .....................................
383,771
a a a a a
Total Short Term Investments (Cost $383,771 ) ..................................
383,771
a a a
Total Investments (Cost $3,132,829) 105.5% ....................................
$3,390,678
Other Assets, less Liabilities (5.5)% ...........................................
(177,924)
Net Assets 100.0% ...........................................................
$3,212,754
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the value of this security was
$107,337, representing 3.3% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2023
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 96.1%
France 2.4%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 64,939 $ 56,767,374
Germany 9.5%
Bayer AG ...................... Pharmaceuticals 699,759 39,046,489
Deutsche Boerse AG .............. Capital Markets 334,180 57,790,220
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 890,349 33,140,611
SAP SE ....................... Software 696,150 91,266,110
221,243,430
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 4,460,034 42,874,651
India 2.3%
Housing Development Finance Corp.
Ltd. ......................... Financial Services 689,200 21,973,023
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 1,041,340 31,063,150
53,036,173
Japan 3.2%
KDDI Corp. ..................... Wireless Telecommunication Services 768,800 23,699,881
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 367,350 49,954,477
73,654,358
Netherlands 1.9%
Shell plc ....................... Oil, Gas & Consumable Fuels 1,585,690 44,322,210
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,923,559 71,027,559
United Kingdom 8.3%
AstraZeneca plc ................. Pharmaceuticals 325,559 47,410,248
BP plc ......................... Oil, Gas & Consumable Fuels 5,743,824 32,263,761
a,b,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Hotels, Restaurants & Leisure 2,070,930 31,315,281
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 34,813,955 62,185,431
a
S4 Capital plc ................... Media 13,205,503 19,790,465
192,965,186
United States 63.7%
Albemarle Corp. ................. Chemicals 115,000 22,255,950
a
Alphabet, Inc., A ................. Interactive Media & Services 1,026,770 126,159,230
a
Amazon.com, Inc. ................ Broadline Retail 1,278,900 154,209,762
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 396,690 52,878,777
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 11,269 28,271,329
Colgate-Palmolive Co. ............ Household Products 316,700 23,556,146
Comcast Corp., A ................ Media 1,498,129 58,951,376
a,b
DXC Technology Co. .............. IT Services 1,601,152 40,076,834
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 518,154 52,944,976
a
F5, Inc. ........................ Communications Equipment 238,786 35,240,038
Freeport-McMoRan, Inc. ........... Metals & Mining 358,207 12,300,828
HCA Healthcare, Inc. .............. Health Care Providers & Services 130,730 34,537,559
a
ICON plc ....................... Life Sciences Tools & Services 256,060 54,548,462
a
Meta Platforms, Inc., A ............ Interactive Media & Services 239,679 63,447,825
Microchip Technology, Inc. ......... Semiconductors & Semiconductor Equipment 649,288 48,865,415
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 406,086 27,695,065
Microsoft Corp. .................. Software 428,341 140,662,901
Roche Holding AG ............... Pharmaceuticals 164,681 52,443,726
a
Salesforce, Inc. .................. Software 439,880 98,260,394

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Schneider Electric SE ............. Electrical Equipment 226,650 $ 39,202,853
Target Corp. .................... Consumer Staples Distribution & Retail 285,900 37,432,887
a,b
T-Mobile US, Inc. ................ Wireless Telecommunication Services 616,289 84,585,665
a
Uber Technologies, Inc. ............ Ground Transportation 466,280 17,686,000
Union Pacific Corp. ............... Ground Transportation 235,967 45,428,367
UnitedHealth Group, Inc. ........... Health Care Providers & Services 150,742 73,447,532
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 459,817 58,553,097
1,483,642,994
Total Common Stocks (Cost $2,131,949,816) ....................................
2,239,533,935
Short Term Investments 4.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.7%
Canada 4.0%
National Bank of Canada, 5.06%,
6/01/23 ...................... 15,000,000 15,000,000
Royal Bank of Canada, 5.05%, 6/01/23 78,800,000 78,800,000
93,800,000
France 0.7%
Credit Agricole Corporate and
Investment Bank SA, 5.05%, 6/01/23 15,000,000 15,000,000
Total Time Deposits (Cost $108,800,000) .......................................
108,800,000
a a a a a
Total Short Term Investments (Cost $108,800,000 ) ...............................
108,800,000
a a a
Total Investments (Cost $2,240,749,816) 100.8% ................................
$2,348,333,935
Other Assets, less Liabilities (0.8)% ...........................................
(18,167,106)
Net Assets 100.0% ...........................................................
$2,330,166,829
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the value of this security was
$31,315,281, representing 1.3% of net assets.

Templeton Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Trust follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S.Generally Accepted Accounting
Principles (U.S.GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).  The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $23,064,789 $44,763,310 $(56,731,849) $— $— $11,096,250 11,096,250 $239,111
Total Affiliated Securities ... $23,064,789 $44,763,310 $(56,731,849) $— $— $11,096,250 $239,111
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $ 81,707 $ 1,756,706 $ (1,454,642) $ — $ — $ 383,771 383,771 $ 4,967
Total Affiliated Securities ... $81,707 $1,756,706 $(1,454,642) $— $— $383,771 $4,967
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $— $707,451 $(707,451) $— $— $— — $108
Total Affiliated Securities ... $— $707,451 $(707,451) $— $— $— $108
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 40,960,707 $ 132,756,187 $ — $ 173,716,894
France ............................... — 149,390,557 — 149,390,557
Germany ............................. — 317,595,730 — 317,595,730
Hong Kong ........................... — 94,259,207 — 94,259,207
India ................................ — 56,422,941 — 56,422,941
Ireland ............................... — 43,292,070 — 43,292,070
Japan ............................... — 267,813,736 — 267,813,736
Netherlands ........................... — 260,231,127 — 260,231,127
Portugal .............................. — 34,101,287 — 34,101,287
South Korea .......................... — 240,329,384 — 240,329,384
Spain ................................ — 20,082,709 — 20,082,709
Switzerland ........................... — 44,571,281 — 44,571,281
Taiwan ............................... — 74,711,215 — 74,711,215
Thailand ............................. — 33,673,972 — 33,673,972
United Kingdom ........................ — 560,108,963 — 560,108,963
United States .......................... 65,026,266 — — 65,026,266
Short Term Investments ................... 11,096,250 195,300,000 — 206,396,250
Total Investments in Securities ........... $117,083,223 $2,524,640,366
a
$— $2,641,723,589
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ — 31,460 — 31,460
Denmark ............................. — 126,602 — 126,602
France ............................... — 434,744 — 434,744
Germany ............................. — 434,293 — 434,293
Hong Kong ........................... — 30,327 — 30,327
India ................................ — 109,678 — 109,678
Ireland ............................... — 138,932 — 138,932
Italy ................................. — 135,173 — 135,173
Japan ............................... — 252,217 — 252,217
Netherlands ........................... — 180,778 — 180,778
Norway .............................. — 132,871 — 132,871
Singapore ............................ — 111,581 — 111,581
South Korea .......................... — 78,606 — 78,606
Spain ................................ — 93,562 — 93,562
Taiwan ............................... 147,688 — — 147,688
United Kingdom ........................ — 352,781 — 352,781
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
United States .......................... $ — $ 215,614 $ — $ 215,614
Short Term Investments ................... 383,771 — — 383,771
Total Investments in Securities ........... $531,459 $2,859,219
b
$— $3,390,678
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
France ............................... — 56,767,374 — 56,767,374
Germany ............................. — 221,243,430 — 221,243,430
Hong Kong ........................... — 42,874,651 — 42,874,651
India ................................ — 53,036,173 — 53,036,173
Japan ............................... — 73,654,358 — 73,654,358
Netherlands ........................... — 44,322,210 — 44,322,210
Taiwan ............................... — 71,027,559 — 71,027,559
United Kingdom ........................ — 192,965,186 — 192,965,186
United States .......................... 1,391,996,415 91,646,579 — 1,483,642,994
Short Term Investments ................... — 108,800,000 — 108,800,000
Total Investments in Securities ........... $1,391,996,415 $956,337,520
c
$— $2,348,333,935
a
Includes foreign securities valued at $2,329,340,366, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $2,859,219, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $847,537,520, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
GBP British Pound
HKD Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.